Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

14006537

APR 28 2014

Washington, DC 20549

001-36424

April 28, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Ingersoll-Rand Public Limited Company (Issuer), Ingersoll-Rand International Holding Limited (Guarantor), Ingersoll-Rand Company, (Guarantor), 4.75% Senior Notes due 2015, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 24, 2014. Tentative listing date – April 30, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 11 Wall Street, 15th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com